Expense Example, No Redemption - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271